Document and Entity Information	0 Months Ended
Sep. 30, 2013
Risk/Return:
Document Type	497
Document Period End Date	Sep. 30, 2013
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Feb. 05, 2014
Document Effective Date	Feb. 05, 2014
Prospectus Date	Jan. 31, 2014
FundX Upgrader Fund | Investor Class
Risk/Return:
Trading Symbol	FUNDX
FundX Aggressive Upgrader Fund | Investor Class
Risk/Return:
Trading Symbol	HOTFX
FundX ETF Aggressive Upgrader Fund | Investor Class
Risk/Return:
Trading Symbol	UNBOX
FundX ETF Upgrader Fund | Investor Class
Risk/Return:
Trading Symbol	REMIX